Prepayments - Summary of Current and Non-Current Prepayments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current
Prepaid expenses	₨ 875	$ 12	₨ 679
Total	875	12	679
Current
Prepaid expenses	970	13	592
Total	₨ 970	$ 13	₨ 592